Prepaid Expenses and Other Assets - Summary of Prepaid Expenses and Other Currents Assets (Detail) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Prepaid expenses and other current assets
Prepayments	$ 55.4	$ 34.1
Collateral deposits	52.7	32.8
Interest Receivable	34.6	29.7
Other Receivables	14.5	3.8
Derivatives Financial Assets	28.2	3.2
Total Prepaid expenses and Other Current Assets	185.4	103.6
Other assets, noncurrent:
Office lease deposits	8.9	8.4
Other receivables, noncurrent	18.5	12.1
Total Other assets, noncurrent	$ 27.4	$ 20.5